REVENUE - SCHEDULE OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Non-lease components of rental arrangements	$ 4,772,755	$ 4,194,415	$ 3,287,013
Other	281,024	108,564	92,998
Revenue from contracts with customers (IFRS 15)	5,053,779	4,302,979	3,380,011
Rental income	38,808,593	35,133,364	28,603,556
Total revenues	$ 43,862,372	$ 39,436,343	$ 31,983,567